Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Statutory reserves	Retained Earnings/ (Accumulated deficit)	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2021	$ 1,013	$ 10,856,169	$ 1,033,653	$ 2,748,068	$ (316,017)	$ 878,969	$ 15,201,855
Balance (in Shares) at Sep. 30, 2021	10,125,000
Foreign currency translation gain (loss)					258,274	21,290	279,564
Net income (loss)			311,501	888,400		1,759	1,201,660
Balance at Mar. 31, 2022	$ 1,013	10,856,169	1,345,154	3,636,468	(57,743)	902,018	16,683,079
Balance (in Shares) at Mar. 31, 2022	10,125,000
Balance at Sep. 30, 2022	$ 1,401	23,256,219	1,496,314	2,484,385	(1,902,108)	289,000	25,625,211
Balance (in Shares) at Sep. 30, 2022	14,006,250
Foreign currency translation gain (loss)					(399,291)	(22,801)	(422,092)
Net income (loss)			1,223	(4,990,425)		(27,324)	(5,016,526)
Balance at Mar. 31, 2023	$ 1,401	$ 23,256,219	$ 1,497,537	$ (2,506,040)	$ (2,301,399)	$ 238,875	$ 20,186,593
Balance (in Shares) at Mar. 31, 2023	14,006,250